SIGNIFICANT ACCOUNTING POLICIES (Cumulative Statement of Cash Flows Adjustments - Adoption of ASU No. 2016-08) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Investment in short and long-term deposits	$ 1,600	$ (20,661)	$ (83,312)
Net cash used in investing activities	(48,743)	(94,996)	(122,233)
Decrease in cash, cash equivalents and restricted cash	99,362	(11,635)	(61,954)
Cash, cash equivalents and restricted cash at the beginning of the year	162,521	174,156	236,110
Cash, cash equivalents and restricted cash at the end of the year	261,883	162,521	174,156
Adjustments [Member] | Accounting Standards Update 2016-18 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Investment in short and long-term deposits		61	(372)
Net cash used in investing activities		61	(372)
Decrease in cash, cash equivalents and restricted cash		61	(372)
Cash, cash equivalents and restricted cash at the beginning of the year	1,260	1,199	1,571
Cash, cash equivalents and restricted cash at the end of the year		1,260	1,199
As previously reported [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Investment in short and long-term deposits		(20,722)	(82,940)
Net cash used in investing activities		(95,057)	(121,861)
Decrease in cash, cash equivalents and restricted cash		(11,696)	(61,582)
Cash, cash equivalents and restricted cash at the beginning of the year	$ 161,261	172,957	234,539
Cash, cash equivalents and restricted cash at the end of the year		$ 161,261	$ 172,957